RELATED PARTY TRANSACTIONS	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 10 – RELATED PARTY TRANSACTIONS

As of December 31, 2013, the Company had an equipment deposit totaling $201,900 to an entity that is controlled and owned by an officer, director and shareholder of the Company (see Note 5 – Equipment Deposits – Related Party). The Company acquired equipment totaling $219,000 from an entity that is controlled and majority-owned by an officer, director and shareholder of the Company.

During the period from Inception (June 19, 2012) to March 31, 2013, the Company purchased $39,897 in equipment from an entity that is controlled and owned by an officer, director and shareholder of the Company.

During the three and nine months ended December 31, 2013, the Company had a total of $3,286 and $65,378, respectively, in general and administrative expenses with related parties. Of that total, for the three and nine months ended December 31, 2013, respectively, $3,286 and $36,878 was consulting fees to an officer, director and shareholder of the Company, $0 and $12,000 was rent to an entity that is controlled and owned by an officer, director and shareholder of the Company and $0 and $16,500 was professional fees to an entity that is controlled and owned by an officer, director and shareholder. During the period from inception to December 31, 2012, the Company had a total of $46,682 in general and administrative expenses, principally management fee to an entity that is controlled and owned by an officer, director and shareholder, which are related parties.

NOTE 11 – RELATED PARTY TRANSACTIONS

As of March 31, 2013, the Company had accounts payable totaling $490 due to an entity that is controlled and owned by an officer, director and shareholder of the Company.

As of March 31, 2013, the Company had a deposit totaling $15,000 with to an entity that is controlled and owned by an officer, director and shareholder of the Company. (see Note 5 above)

During the period from Inception (June 19, 2012) to March 31, 2013, the Company purchased $36,297 in equipment from an entity that is controlled and owned by an officer, director and shareholder of the Company.

During the period from Inception (June 19, 2012) to March 31, 2013, the Company had a total of $104,929 in general and administrative expenses with related parties. Of the total, $69,732 was consulting fees to an officer, director and shareholder of the Company, $32,322 was rent to an entity that is controlled and owned by an officer, director and shareholder of the Company $2,875 was professional fees to an entity that is controlled and owned by an officer, director and shareholder.

The Company has a month-to-month rent arrangement with an entity that is controlled and owned by an officer, director and shareholder for $1,914 per month